17. RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Refinor
Disclosure of transactions between related parties [line items]
Purchases of goods and services	$ (19)	$ (34)	$ (17)
Oldelval
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(1)	(2)	(3)
Origenes Vida
Disclosure of transactions between related parties [line items]
Purchases of goods and services	0	0	(1)
Total related parties
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(43)	(61)	(31)
TGS
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(22)	(21)	(8)
SACME
Disclosure of transactions between related parties [line items]
Purchases of goods and services	(1)	(2)	(2)
SACDE
Disclosure of transactions between related parties [line items]
Purchases of goods and services	$ 0	$ (2)	$ 0